Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share	The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of common stock for the three and six months ended June 30, 2023 and 2022:
Description	Class A	Class B
Basic and diluted net income per common stock:
Numerator:
Allocation of net loss	$(405,350)	$(172,408)
Denominator:
Basic and diluted weighted average common stock outstanding	6,759,436	2,875,000
Basic and diluted net loss per common stock	$(0.06)	$(0.06)
Description	Class A	Class B
Basic and diluted net income per common stock:
Numerator:
Allocation of net income	$87,318	$27,450
Denominator:
Basic and diluted weighted average common stock outstanding	9,145,214	2,875,000
Basic and diluted net income per common stock	$0.01	$0.01
Description	Class A	Class B
Basic and diluted net income per common stock:
Numerator:
Allocation of net income	$656,613	$163,337
Denominator:
Basic and diluted weighted average common stock outstanding	11,557,500	2,875,000
Basic and diluted net income per common stock	$0.06	$0.06
Description	Class A	Class B
Basic and diluted net income per common stock:
Numerator:
Allocation of net income	$1,740,461	$432,951
Denominator:
Basic and diluted weighted average common stock outstanding	11,557,500	2,875,000
Basic and diluted net income per common stock	$0.15	$0.15

Description	Class A	Class B
Basic and diluted net income per common stock:
Numerator:
Allocation of net income	$3,072,757	$764,367
Denominator:
Basic and diluted weighted average common stock outstanding	11,557,500	2,875,000
Basic and diluted net income per common stock	$0.27	$0.27
Description	Class A	Class B
Basic and diluted net income per common stock:
Numerator:
Allocation of net loss	$(916,293)	$(966,310)
Denominator:
Basic and diluted weighted average common stock outstanding	2,726,188	2,875,000
Basic and diluted net loss per common stock	$(0.34)	$(0.34)

Schedule of Common Shares Reflected on the Condensed Consolidated Balance Sheets are Reconciled	As of June 30, 2023 and December 31, 2022, the common shares reflected on the condensed consolidated balance sheets are reconciled in the following table:
Class A common shares subject to redemption at December 31, 2021	$116,150,000
Plus
Remeasurement to common stock subject to possible redemption amount	2,242,240
Class A common shares subject to redemption at December 31, 2022	$118,392,240
Plus
Remeasurement to common stock subject to possible redemption amount	2,242,205
Class A common shares subject to redemption at March 31, 2023	$120,634,445
Less
Redemption of common stock	(78,939,613)
Remeasurement to common stock subject to possible redemption amount	(136,891)
Class A common shares subject to redemption at June 30, 2023	$41,557,941

Gross proceeds from IPO	$115,000,000
Less:
Proceeds allocated to Public Warrants	(1,380,000)
Class A common share issuance costs	(6,309,800)
Plus:
Accretion of carrying value to redemption value	8,839,800
Class A common shares subject to redemption at December 31, 2021	$116,150,000
Plus:
Remeasurement to common stock subject to possible redemption amount	2,242,240
Class A common shares subject to redemption at December 31, 2022	$118,392,240